Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Schedule of Cash and Cash Equivalent
	As at	As at
	31/03/16	31/3/15
Cash and cash equivalent balances comprise:	$	$

Cash at bank available on demand	118,598	31,698
Total cash and cash equivalents	118,598	31,698